Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Restructuring Costs and Similar Items

Restructuring costs and similar items amounted to €731 million in 2017, €879 million in 2016 and €795 million in 2015, and comprise the following items:

(€ million)	2017(a)	2016(a)	2015(a)
Employee-related expenses	336	650	307

Expenses related to property, plant and equipment and to inventories	221	139	132

Compensation for early termination of contracts (other than contracts of employment)	61	31	7

Decontamination costs	(4)	3	1

Other restructuring costs	117	56	348
Total	731	879	795

(a)	The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.